Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

License and Supply Agreement

On October 8, 2021, we entered into an amendment to the Ameluz LSA under which the price we pay per unit will be based upon our sales history. As a result of this amendment, the purchase price we pay the Ameluz Licensor for Ameluz® will be determined in the following manner:

●	fifty percent of the anticipated net price per unit until we generate $30 million in revenue from sales of the products we license from the Ameluz Licensor during a given Commercial Year (as defined in the Ameluz LSA);

●	forty percent of the anticipated net price per unit for all revenues we generate between $30 million and $50 million from sales of the products we license from the Ameluz Licensor; and

●	thirty percent of the anticipated net price per unit for all revenues we generate above $50 million from sales of the products we license from the Ameluz Licensor.

Under the agreement, the Company obtained an exclusive, non-transferable license to use Pharma’s technology to market and sell the licensed products, Ameluz® and BF-RhodoLED® and must purchase the licensed products exclusively from Pharma. There was no consideration paid for the transfer of the license.

Purchases of the licensed products from Pharma during the years ended December 31, 2022 and 2021 were $16.6 million and $9.4 million, respectively, and recorded in inventories in the consolidated balance sheets, and, when sold, in cost of revenues, related party in the consolidated statements of operations. Amounts due and payable to Pharma as of December 31, 2022 and 2021 were $1.3 million and $0.3 million, respectively, which were recorded in accounts payable, related parties in the consolidated balance sheets.

Service Agreements

In December 2021, we entered into an Amended and Restated Master Contract Services Agreement, or “Services Agreement”, which provides for the execution of statements of work that will replace the applicable provisions of our previous intercompany services agreement dated January 1, 2016, or 2016 Services Agreement, by and among us, Biofrontera AG, Biofrontera Pharma and Biofrontera Bioscience, enabling us to continue to use the IT resources of Biofrontera AG and its wholly owned subsidiaries (the “Biofrontera Group”) as well as providing access to the Biofrontera Group’s resources with respect to quality management, regulatory affairs and medical affairs. We currently have statements of work in place regarding IT, regulatory affairs, medical affairs, pharmacovigilance, and investor relations services, and are continuously assessing the other services historically provided to us by Biofrontera AG to determine 1) if they will be needed, and 2) whether they can or should be obtained from other third-party providers. Expenses related to the service agreement were $0.7 million and $0.7 million for the years ended December 31, 2022 and 2021, which were recorded in selling, general and administrative, related party. Amounts due to Biofrontera AG related to the service agreement were $0.2 million as of December 31, 2022 and 2021, which were recorded in accounts payable, related parties in the consolidated balance sheets.

Clinical Lamp Lease Agreement

On August 1, 2018, the Company executed a clinical lamp lease agreement with Biofrontera Bioscience GmbH (“Bioscience”) to provide lamps and associated services.

Total revenue related to the clinical lamp lease agreements was approximately $0.1 million for each of the years ended December 31, 2022 and 2021 and recorded as revenues, related party. Amounts due from Bioscience for clinical lamp and other reimbursements were approximately $0.1 million for each of the years ended December 31, 2022 and 2021, which were recorded as accounts receivable, related party in the consolidated balance sheets.

Reimbursements from Maruho Related to Cutanea Acquisition

Pursuant to the Cutanea acquisition share purchase agreement, we received start-up cost financing and reimbursements for certain costs. These restructuring costs Maruho agreed to pay are referred to as “SPA costs” under the arrangement and are to be accounted for as other income. There were no amounts reimbursed relating to SPA costs for the year ended December 31, 2022. For the year ended December 31, 2021 the amounts reimbursed relating to SPA costs were $0.5 million and were recorded as other income in the consolidated statements of operations as the related expenses were incurred. There were no amounts due from Maruho for the year ended December 31, 2022. The amounts due from Maruho, primarily relating to SPA cost reimbursements, were $0.1 million as of December 31, 2021 and were recorded in other receivables, related parties in the consolidated balance sheets.

Others

The Company has recorded a receivable of $6.4 million and $11.3 million as of December 31, 2022 and December 31, 2021 due from Biofrontera AG for its 50% share of the balance of a legal settlement for which both parties are jointly and severally liable as of December 31, 2022. Refer to Note 8, Other Receivables, Related Party. The Company has recognized $0.1 and $0.0 million of interest income for the years ended December 31, 2022 and 2021, respectively in connection with this receivable.

As of December 31, 2022, our investment, related party valued at $10.5 million consists of 6,466,949 common shares of Biofrontera AG, a significant shareholder. See Note 6. In accordance with a Share Purchase and Transfer Agreement dated, November 3, 2022, the Company purchased approximately 1,674,996 shares (of the total 6,466,946 shares) for $1.7 million from Maruho.